Employee benefits - Post-employment benefits plan (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ (724,527)	$ (1,134,554)
Fair value of plan assets	616,553	1,036,294
Surplus (deficit) in plan	(107,974)	(98,260)
Fair value of reimbursement rights	18,877	21,250
Net asset (liability) recognized in the balance sheet	(89,097)	(77,010)
Retirement benefits assets	47,071	106,228
Retirement benefits obligations	(155,045)	(204,488)
U.K.
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(525,262)	(881,008)
Fair value of plan assets	571,909	986,359
Surplus (deficit) in plan	46,647	105,351
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	46,647	105,351
Retirement benefits assets	46,647	105,351
Retirement benefits obligations	0	0
France
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(77,477)	(77,006)
Fair value of plan assets	0	661
Surplus (deficit) in plan	(77,477)	(76,345)
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	(77,477)	(76,345)
Retirement benefits assets	0	0
Retirement benefits obligations	(77,477)	(76,345)
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(61,420)	(94,381)
Fair value of plan assets	11,028	12,234
Surplus (deficit) in plan	(50,392)	(82,147)
Fair value of reimbursement rights	18,495	20,823
Net asset (liability) recognized in the balance sheet	(31,897)	(61,324)
Retirement benefits assets	0	0
Retirement benefits obligations	(50,392)	(82,147)
Other
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(60,368)	(82,159)
Fair value of plan assets	33,616	37,040
Surplus (deficit) in plan	(26,752)	(45,119)
Fair value of reimbursement rights	382	427
Net asset (liability) recognized in the balance sheet	(26,370)	(44,692)
Retirement benefits assets	424	877
Retirement benefits obligations	$ (27,176)	$ (45,996)